Fair Value Measurements, Level 3 Reconciliation (Details) (Contingent Consideration [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 20.1	$ 1.7
Additions	0	19.9
Payments	(28.6)	(1.0)
Change in fair value included in earnings	13.5	(0.5)
Currency translation	0.1	0
Ending Balance	$ 5.1	$ 20.1